DEFERRED TAX - Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Movements in deferred tax assets:
As at January 1,	¥ 2,096,459
As at December 31,	2,057,900	$ 298,367	¥ 2,096,459
Temporary Difference [Member]
Movements in deferred tax assets:
As of December 31	1,445,563		1,547,147
Business combination under common control			775,450	¥ 536,286
As at January 1,	2,221,013		2,083,433
Credit/(charged) to profit or loss	49,438		137,580
As at December 31,	2,270,451		2,221,013	2,083,433
Provision for impairment
Movements in deferred tax assets:
As of December 31	695,988		510,518
Business combination under common control			383,294	124,234
As at January 1,	1,079,282		634,752
Credit/(charged) to profit or loss	118,494		444,530
As at December 31,	1,197,776		1,079,282	634,752
Accrued expenses
Movements in deferred tax assets:
As of December 31	23,673		109,585
Business combination under common control			8,606	13,550
As at January 1,	32,279		123,135
Credit/(charged) to profit or loss	(8,612)		(90,856)
As at December 31,	23,667		32,279	123,135
Unused tax losses [member]
Movements in deferred tax assets:
As of December 31	243,610		470,379
Business combination under common control			90,545	108,619
As at January 1,	334,155		578,998
Credit/(charged) to profit or loss	(141,929)		(244,843)
As at December 31,	192,226		334,155	578,998
Unrealized profit at consolidation
Movements in deferred tax assets:
As of December 31	293,650		226,086
Business combination under common control			233,636	225,264
As at January 1,	527,286		451,350
Credit/(charged) to profit or loss	(6,955)		75,936
As at December 31,	520,331		527,286	451,350
Others
Movements in deferred tax assets:
As of December 31	188,642		230,579
Business combination under common control			59,369	64,619
As at January 1,	248,011		295,198
Credit/(charged) to profit or loss	88,440		(47,187)
As at December 31,	¥ 336,451		¥ 248,011	¥ 295,198